CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Amount of the Company’s revenue
Customer A	*	5,159
Customer B	1,624	1,230
Customer C	1,762	*

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31, 2023	As of June 30, 2024
	SGD’000	SGD’000
Amount of the Company’s accounts receivable
Customer A	334	3,008
Customer B	624	519
Customer C	2,302	**

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Amount of the Company’s purchase
Supplier A	626	#
Supplier B	#	875
Supplier C	#	619

#	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31, 2023	As of June 30, 2024
	SGD’000	SGD’000
Amount of the Company’s accounts payable
Supplier A	##	117
Supplier B	##	115
Supplier C	141	-

##	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.